Provisions for retirement benefit obligations - Breakdown of expense recognized for the year (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Provisions for retirement benefit obligations
Service cost for the period	€ (214)		€ (211)	€ (183)
Interest cost for the period	(59)		(50)	(46)
Past service costs	964	$ 1
Benefits for the period	167
Total	858		€ (261)	€ (228)
Past service credit associated with implementation of restructuring plan	€ 800